GAIN ON SALE OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
GAIN ON SALE OF SUBSIDIARIES	GAIN/(LOSS) ON SALE OF ASSETS AND TERMINATION OF CHARTERS
The Company has recorded gains/losses on sale of assets and termination of charters as follows:

	Year ended December 31,
(in thousands of $)	2020	2019	2018
Gain/(loss) on sale of vessels	2,250	—	(2,578)
Gain on termination of charters	—	—	—
Total Gain/(loss) on sale of assets	2,250	—	(2,578)

The Company distinguishes between gains or losses on termination of charters, where ownership of the underlying vessel is retained, and gains or losses on sale of assets, where the vessel is disposed of and there may be an associated charter termination fee paid or received for early termination of the underlying charter.
Gain/(loss) on sale of vessels:

During the year ended December 31, 2020, the VLCC Front Hakata, which was accounted for as a direct financing lease asset, was sold to an unrelated third party. A gain of $1.4 million was recorded on the disposal. The Company received net sale proceeds of $30.3 million, net of $3.2 million compensation paid for early termination of the charter (see Note 24: Related party transactions).

The four offshore support vessels Sea Cheetah, Sea Jaguar, Sea Halibut and Sea Pike, which were accounted for as operating lease assets, were sold to an unrelated third party for total net sale proceeds of $4.3 million. A gain of $0.9 million was recorded on the disposal during the year ended December 31, 2020.

The offshore support vessel Sea Leopard, which was accounted for as a direct financing lease asset, was sold to an unrelated third party for recycling. A loss of $0.03 million was recorded on the disposal during the year ended December 31, 2020.

The VLCCs Hunter Atla, Hunter Saga and Hunter Laga, which were accounted for as leaseback assets, were sold to an unrelated third party for total net sale proceeds of $176.2 million. The Company recorded no gain or loss on the sale of these vessels during the year ended December 31, 2020 as the sale proceeds equaled their carrying value at date of sale.

No gain or loss on sale of assets and termination of charters was recorded during the year ended December 31, 2019.

During the year ended December 31, 2018, the VLCC Front Circassia, which was accounted for as a direct financing lease asset, was sold to an unrelated third party. A loss of $1.4 million was recorded on the disposal, the proceeds of which included $17.9 million gross sales proceeds and compensation in the form of a loan note of $4.4 million at fair value was received for the early termination of the charter. This loan note was settled in February 2020 (see Note 24: Related party transactions).

The container vessel SFL Avon, which was accounted for as an operating lease asset, was sold to an unrelated third party during the year ended December 31, 2018 for a loss of $0.2 million on disposal.

The VLCCs Front Page, Front Stratus and Front Serenade, which were accounted for as direct financing lease assets during the year ended December 31, 2018, were sold to a related party, ADS Maritime Holding. Gains of $0.3 million, $0.2 million and $0.3 million were recorded on the disposal of the vessels, respectively. The gross proceeds from the sale were $22.5 million per vessel in addition to compensation, in the form of loan notes of $3.4 million each, received for the early termination of the charters. These loan notes were settled in February 2020 (see Note 24: Related party transactions).

During the year ended December 31, 2018, the VLCCs Front Ariake and Front Falcon, which were accounted for as a direct financing lease assets, were sold to an unrelated third party. A gain of $1,000 and a loss of $1.8 million was recorded on the disposals respectively, and compensation in the form of a loan note of $3.4 million at fair value was received for the early termination of the Front Ariake charter. This loan note was fully settled in February 2020 (see Note 24: Related party transactions).
GAIN ON SALE OF SUBSIDIARIESRiver Box Holding Inc. (“River Box”) was a previously wholly owned subsidiary of the Company. It holds investments in direct financing leases, through its subsidiaries, related to the 19,200 and 19,400 TEU containerships MSC Anna, MSC Viviana, MSC Erica and MSC Reef. On December 31, 2020, the Company sold 50.1% of the shares of River Box to a subsidiary of Hemen Holding Limited ("Hemen"), a related party. Net proceeds of $17.5 million were received for the shares, resulting in a net gain of $1.9 million on the sale. At the time of disposal on December 31, 2020, the consolidated net assets held by River Box were as follows:

(in thousands of $)	2020
Cash and cash equivalents	2,859
Investments in sales-type and direct financing leases	540,908
Finance lease liability	(464,740)
Long-term loan from related party	(45,000)
Other current liabilities	(2,861)
Net assets	31,166

As of December 31, 2020 the balance of the long-term loan from SFL to River Box was $45.0 million (see Note 24: Related party transactions).

The Company has accounted for the remaining 49.9% ownership in River Box using the equity method. (See Note 17: Investment in associated companies).

No subsidiaries were sold during the year ended December 31, 2019.

During 2018, the Company entered into an agreement to sell 100% of the share capital of Rig Finance Limited ("Rig Finance"), a wholly owned subsidiary, to an unrelated third party. Rig Finance owned the jack-up drilling rig Soehanah. Net proceeds of $84.4 million were received for the shares, resulting in a net gain of $7.6 million on the sale. At the time of disposal on December 31, 2018, net assets held by Rig Finance were as follows:

(in thousands of $)	2018
Cash and cash equivalents	915
Vessel and equipment, net	76,875
Charter deposit	(913)
Other current liabilities	(90)
Net assets	76,787